Note 19 - Income Taxes (Details) (USD $)	12 Months Ended			36 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Note 19 - Income Taxes (Details) [Line Items]
Income Tax Calculation, "Deemed-Profit Method," Percentage of Gross Revenues	2.50%
Retained Earnings (Accumulated Deficit) (in Dollars)	$ (28,043,186)	$ (20,875,337)		(28,043,186)
Deferred Tax Assets, Valuation Allowance (in Dollars)	15,122,721	13,188,179		15,122,721
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration (in Dollars)	49,600,000			49,600,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration (in Dollars)	16,600,000			16,600,000
Impact Of The Tax Holidays On Basic Net Income Per Ordinary Share (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00
Unrecognized Tax Benefits (in Dollars)	0	0	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued (in Dollars)	0			0
Enterprise Qualifying As A "High and New Technology Enterprise" ("the HNTE") [Member] | PRC [Member]
Note 19 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")		15.00%
"Software Enterprises" - Preferential Rate For Three Years [Member] | PRC [Member]
Note 19 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")	12.50%
Standard EIT Rate [Member] | PRC [Member]
Note 19 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")	25.00%
Preferential Tax Rate - Software Enterprises [Member] | PRC [Member] | “CFO Success” [Member]
Note 19 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")			12.50%
Preferential Tax Rate - Software Enterprises [Member] | PRC [Member] | "CFO Qicheng" [Member]
Note 19 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")				12.50%
Preferential Tax Rate - Software Enterprises [Member] | PRC [Member] | "CFO Shenzhen Shangtong" [Member]
Note 19 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")				12.50%
Preferential Tax Rate - HNTE [Member] | PRC [Member] | "CFO Software" [Member]
Note 19 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")				15.00%
Preferential Tax Rate - HNTE [Member] | PRC [Member] | "CFO Meining" [Member]
Note 19 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")				15.00%
Preferential Tax Rate - HNTE; Transition Rules of EIT Law [Member] | PRC [Member] | "CFO Genius" [Member]
Note 19 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")				15.00%
Company and Its Subsidiaries Registered Outside the PRC, But Deemed a Resident Enterprise [Member] | PRC [Member]
Note 19 - Income Taxes (Details) [Line Items]
Income Tax Rate	25.00%
Hong Kong [Member]
Note 19 - Income Taxes (Details) [Line Items]
Profit Tax	16.50%
PRC [Member]
Note 19 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")		25.00%
Dividends Paid By PRC Subsidiaries [Member]
Note 19 - Income Taxes (Details) [Line Items]
Dividends, Withholding Tax, Percentage	10.00%
Amount Avoided Due to Tax Holiday and Special Tax Concessions [Member]
Note 19 - Income Taxes (Details) [Line Items]
Income Tax Expense, Amount Avoided (in Dollars)	20,851	31,910	39,026
Company's Subsidiary Located in the PRC [Member]
Note 19 - Income Taxes (Details) [Line Items]
Retained Earnings (Accumulated Deficit) (in Dollars)	(13,700,000)			(13,700,000)
Company's VIEs and Its VIEs' Subsidiaries Located in The PRC [Member]
Note 19 - Income Taxes (Details) [Line Items]
Retained Earnings, Unappropriated (in Dollars)	$ 22,400,000			22,400,000